Short-term and long-term borrowings - Repayments of principal amounts (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Short-term and long-term borrowings
2022	¥ 14,344
2023	3,557
2024	2,992
2025	3,806
2026 and thereafter	¥ 3,989